UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Feirstein, Barry R.

Address:  540 Madison Avenue
          15th Floor
          New York, New York 10022

13F File Number: 028-4181

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Barry R. Feirstein
Title:
Phone:    (646) 521-8300


Signature, Place and Date of Signing:

/s/ Barry Feirstein             New York, New York           November 12, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  22

Form 13F Information Table Value Total:  $55,137
                                         (thousands)


List of Other Included Managers:  None


                                                     FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN  2       COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                               TITLE OF                    VALUE       SHRS OR   SH/ PUT/   INVSMT    OTHR        VOTING AUTHORITY
NAME OF ISSUER                 CLASS           CUSIP       (X$1000)    PRN AMT   PRN CALL   DSCRTN    MGRS       SOLE   SHARED  NONE

AGNICO EAGLE MINES LTD         COM             008474108     2,065        37,500             SOLE     NONE      37,500
AKAMAI TECHNOLOGIES INC        COM             00971T101     1,221        70,000             SOLE     NONE      70,000
ANNALY CAP MGMT INC            COM             035710409     1,345       100,000             SOLE     NONE     100,000
BANK OF NEW YORK MELLON CORP   COM             064058100     1,792        55,000             SOLE     NONE      55,000
BANK OF AMERICA CORPORATION    COM             060505104     1,488        42,500             SOLE     NONE      42,500
BARRICK GOLD CORP              COM             067901108     2,370        64,500             SOLE     NONE      64,500
CAMECO CORP                    COM             13321L108     1,439       100,000             SOLE     NONE     100,000
DANAOS CORPORATION             SHS             Y1968P105     1,113        75,000             SOLE     NONE      75,000
DG FASTCHANNEL INC             COM             23326R109    18,632       850,000             SOLE     NONE     850,000
EHEALTH INC                    COM             28238P109       160        10,000             SOLE     NONE      10,000
EURONET WORLDWIDE INC          COM             298736109     1,171        70,000             SOLE     NONE      70,000
GOLD FIELDS LTD NEW            SPONSORED ADR   38059T106     1,439       150,000             SOLE     NONE     150,000
GOLDCORP INC NEW               COM             380956409     2,214        70,000             SOLE     NONE      70,000
JPMORGAN & CHASE & CO          COM             46625H100     1,541        33,000             SOLE     NONE      33,000
KINROSS GOLD CORP              COM NO PAR      496902404     1,934       120,000             SOLE     NONE     120,000
NORTHERN TR CORP               COM             665859104     1,805        25,000             SOLE     NONE      25,000
ORBCOMM INC                    COM             68555P100     4,930     1,000,000             SOLE     NONE   1,000,000
RICKS CABARET INTL INC         COM NEW         765641303       295        30,000             SOLE     NONE      30,000
RTI BIOLOGICS INC              COM             74975N105     2,104       225,000             SOLE     NONE     225,000
STATE STR CORP                 COM             857477103     1,820        32,000             SOLE     NONE      32,000
SYNIVERSE HLDGS INC            COM             87163F106     2,741       165,000             SOLE     NONE     165,000
WELLS FARGO & CO NEW           COM             949746101     1,520        40,500             SOLE     NONE      40,500


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